Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense	$ 17,145	$ 13,904	$ 12,282
Income tax expense (benefit)	(5,627)	(4,921)	(4,337)
Total stock-based compensation cost	$ 11,518	$ 8,983	$ 7,945